Annual Fund Operating Expenses	Dec. 19, 2024
Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025
Invesco MSCI EAFE Income Advantage ETF | Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2025